Variable Interest Entities	12 Months Ended
Dec. 31, 2019
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Variable Interest Entities
8.	VARIABLE INTEREST ENTITIES
A variable interest entity (“VIE”) is an entity that either (i) has insufficient equity to permit the entity to finance its activities without additional subordinated financial support, or (ii) has equity investors who lack the characteristics of a controlling financial interest. Under ASC 810, an entity that holds a variable interest in a VIE and meets certain requirements would be considered to be the primary beneficiary of the VIE and is required to consolidate the VIE in its consolidated financial statements. In order to be considered the primary beneficiary of a VIE, an entity must hold a variable interest in the VIE and have both:

•	the power to direct the activities that most significantly impact the economic performance of the VIE; and

•	the right to receive benefits from, or the obligation to absorb losses of the VIE that could be potentially significant to the VIE.
The Company regularly assesses its relationships with contractual third party and other entities for potential VIE’s. In making this assessment, the Company considers the potential that its contracts or other arrangements provide subordinated financial support, absorb losses or rights to residual returns of the entity and the ability to directly or indirectly make decisions about the entity’s activities. If the Company determines that it is the primary beneficiary of a VIE, the Company consolidates the statements of operations and financial condition of the VIE into its consolidated financial statements.
Unconsolidated Variable Interest Entity
Prior to the acquisition of Heuro on October 30, 2019 (see Note 2), the Company utilized the consolidation guidance under ASC 810 to determine whether Heuro was a VIE, and if so, whether the Company was the primary beneficiary of Heuro (see Note 7(f)). Prior to the aforementioned acquisition, the Company had concluded that Heuro was a VIE based on the fact that the equity investment at risk in Heuro was not sufficient. The Company’s variable interests in Heuro arose from a profit sharing arrangement with Heuro. In determining whether the Company was the primary beneficiary and whether the Company had the right to receive benefits and the obligation to absorb losses that could potentially be significant to the VIE, the Company evaluated its economic interest in Heuro.
This evaluation considered all relevant factors of Heuro’s structure, including its capital structure, contractual rights to earnings (losses) as well as other contractual arrangements that had the potential to be economically significant. Following the guidance in ASC 810, although the Company had the obligation to absorb losses prior to October 30, 2019, the Company concluded that it was not the primary beneficiary, as it did not have the power to direct the activities that most significantly affected the economic performance of Heuro. The significant economic activities identified were financing activities, research and development activities, commercialization activities, supply and distribution activities, business strategy activities and clinic expansion activities. The evaluation of each of these factors in reaching a conclusion about the potential significance of the Company’s economic interests and control was a matter that required the exercise of professional judgement.

Accordingly, prior to October 30, 2019, the Company did not consolidate Heuro in its consolidated financial statements nor did the Company have any carrying amounts for assets and liabilities relating to the variable interest in the VIE. Upon completion of the acquisition of Heuro on October 30, 2019, the Company consolidates Heuro’s results in its consolidated financial statements.